Preferred Stock (Schedule of Preferred Stock Issued and Outstanding) (Details) (Preferred stock (Note 15) [Member])	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Number of shares outstanding, End of fiscal year	156,001,000	256,001,000	256,001,000
Number of shares, Net change during the fiscal year	(100,000,000)
Class 3 [Member]
Number of shares outstanding, End of fiscal year		100,000,000	100,000,000
Number of shares, Net change during the fiscal year	(100,000,000)
Class 5 [Member]
Number of shares outstanding, End of fiscal year		156,000,000	156,000,000
Number of shares, Net change during the fiscal year
Class 11 [Member]
Number of shares outstanding, End of fiscal year		1,000	1,000
Number of shares, Net change during the fiscal year
Class 11 [Member]
Number of shares outstanding, End of fiscal year		1,000	1,000
Number of shares, Net change during the fiscal year